Related Party Transactions and Balances - Additional Information (Detail) ¥ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2014 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
License agreement, term	5 years
Minimum
Related Party Transaction [Line Items]
License agreements, expected payment	$ 160,000,000
Jiucheng Advertisement
Related Party Transaction [Line Items]
Amount due to related party		¥ 4.0				$ 600,000
ZTE9 network technology Co., Ltd., Wuxi ("ZTE9")
Related Party Transaction [Line Items]
Net royalty paid		10.1	$ 1,600,000	¥ 6.8
Amount due to related party		7.7		6.3		1,200,000
Funds to related party		¥ 9.9	$ 1,500,000	5.3	$ 900,000
Interest-free loan due date		The loan was interest-free and due in March-August, 2016.	The loan was interest-free and due in March-August, 2016.
Amount due from related party		¥ 9.9		¥ 5.3		1,500,000
System Link Corporation Limited ("System Link")
Related Party Transaction [Line Items]
Investment in joint venture, ownership percentage	50.00%
License Agreement | System Link Corporation Limited ("System Link")
Related Party Transaction [Line Items]
Amount received for license agreement			$ 10,000,000
Due to related party, non-current		63.4				$ 9,800,000
Revenue recognized		¥ 1.7	$ 300,000